LOANS HELD FOR INVESTMENT AT FAIR VALUE (FY) (Details)	3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Loans		Dec. 31, 2020 USD ($) Loans		Dec. 31, 2020 USD ($) Loans		Jul. 30, 2020 USD ($)
Loans held for Investment at Fair Value [Abstract]
Number of portfolio loans | Loans	4		4		4
Loans held at fair value, aggregate commitments	$ 62,400,000		$ 59,900,000		$ 59,900,000
Loans held for investment at outstanding principal	52,212,608	[1],[2]	50,831,235	[2],[3],[4]	$ 50,831,235	[2],[3],[4]	$ 46,080,605
Loans held at fair value, funded of outstanding principal	$ 1,000,000		16,400,000
Loans held at fair value, repayment of outstanding principal			$ 12,000,000
Loans held at fair value, floating interest rate	0.00%		6.00%		6.00%
LIBOR Floor Rate [Member]
Loans held for Investment at Fair Value [Abstract]
Loans held at fair value, weighted average floor			2.50%		2.50%
Variable term	30 days		30 days

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount ("OID") and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs